Property and Equipment, Net (Details) - Schedule of property and equipment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property and Equipment, Net (Details) - Schedule of property and equipment [Line Items]
Property plant and equipment, subtotal	¥ 2,916,473	$ 418,060	¥ 2,720,474
Less: accumulated depreciation	(2,147,005)	(307,761)	(1,456,605)
Total	769,468	110,299	1,263,869
Office electronic equipment [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment [Line Items]
Property plant and equipment, subtotal	1,677,900	240,518	1,496,516
Office fixtures and furniture [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment [Line Items]
Property plant and equipment, subtotal	85,368	12,237	70,753
Leasehold Improvements [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment [Line Items]
Property plant and equipment, subtotal	¥ 1,153,205	$ 165,305	¥ 1,153,205